Litigation, regulatory and similar matters (Narrative) (Detail 2) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Aggregated penalties and civil monetary damages in connection with money laundering charges | €	€ 5,300
Fine provided in announcement of French Court			$ 3,700
Civil Damage Award announcement of French Court			800
Provision recorded to cover pending legal case			516
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	1,100
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	40
Reduced bail ("caution") ordered to be paid | €	10
Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount sponsored by by UBS Real Estate Securities Inc. (UBS RESI) in RMBS from 2004 through 2007			80,000
Original principal balance of pools of US residential mortgage loans sold from 2004 through 2007			19,000
US residential mortgage loans originated from 2006 to 2008			1,500
Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages - Lawsuits related to contractual representations and warranties concerning mortgages and RMBS | Trustee Suit in the District Court for the Southern District of New York (SDNY)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Original principal balance of loans demanded to be repurchased in a lawsuit filed in 2012 in the Southern District of New York			2,000
Settlement made			850
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | €	€ 2,100
Minimum total claims against all defendants			2,000
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			2,900
Claimed damages that have been resolved			1,900
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants			3,000
Amount of bonds issued and underwritten by the System			800
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made			141
Foreign exchange, LIBOR and benchmark rates, and other trading practices - LIBOR and other benchmark-related regulatory matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made			68
Investigation of UBS's role in initial public offerings in Hong Kong
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made		$ 375	$ 48
Suspension from corporate finance advisory services in Hong Kong provided in settlement agreement with the SFC	1 year	1 year	1 year
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Aggregated penalties and civil monetary damages in connection with money laundering charges | €	€ 5,300
Fine provided in announcement of French Court			$ 3,700
Civil Damage Award announcement of French Court			800
Provision recorded to cover pending legal case			516
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	1,100
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	40
Reduced bail ("caution") ordered to be paid | €	10
UBS AG | Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount sponsored by by UBS Real Estate Securities Inc. (UBS RESI) in RMBS from 2004 through 2007			80,000
Original principal balance of pools of US residential mortgage loans sold from 2004 through 2007			19,000
US residential mortgage loans originated from 2006 to 2008			1,500
UBS AG | Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages - Lawsuits related to contractual representations and warranties concerning mortgages and RMBS | Trustee Suit in the District Court for the Southern District of New York (SDNY)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Original principal balance of loans demanded to be repurchased in a lawsuit filed in 2012 in the Southern District of New York			2,000
Settlement made			850
UBS AG | Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | €	€ 2,100
Minimum total claims against all defendants			2,000
UBS AG | Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed			2,900
Claimed damages that have been resolved			1,900
UBS AG | Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants			3,000
Amount of bonds issued and underwritten by the System			800
UBS AG | Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made			141
UBS AG | Foreign exchange, LIBOR and benchmark rates, and other trading practices - LIBOR and other benchmark-related regulatory matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made			68
UBS AG | Investigation of UBS's role in initial public offerings in Hong Kong
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made		$ 375	$ 48
Suspension from corporate finance advisory services in Hong Kong provided in settlement agreement with the SFC	1 year	1 year	1 year